Intangible assets - Other intangible assets (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Intangible assets
Intangible assets and goodwill	£ 743,278,000	£ 754,467,000	£ 775,170,000
Cost / gross value
Intangible assets
Intangible assets and goodwill	1,219,467,000	1,299,307,000	1,267,525,000
Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(476,189,000)	(544,840,000)	(492,355,000)
Other intangible assets
Intangible assets
Intangible assets and goodwill	5,614,000	5,027,000	6,845,000
Other intangible assets | Cost / gross value
Intangible assets
Intangible assets and goodwill	18,817,000	16,644,000	14,797,000
Other intangible assets | Cost / gross value | Internally generated
Intangible assets
Intangible assets and goodwill	2,103,000	2,103,000
Other intangible assets | Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(13,203,000)	(11,617,000)	(7,952,000)
Other intangible assets | Accumulated depreciation, amortization and impairment | Internally generated
Intangible assets
Intangible assets and goodwill	(2,091,000)	(1,976,000)
Registrations
Intangible assets
Intangible assets and goodwill	£ 316,211,000	£ 327,987,000	346,872,000
Useful life of assets beyond one year after current year	3 years	4 years
Registrations | Within 1 year
Intangible assets
Intangible assets and goodwill	£ 130,600,000	£ 114,900,000
Registrations | Cost / gross value
Intangible assets
Intangible assets and goodwill	779,197,000	861,210,000	831,275,000
Registrations | Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	£ (462,986,000)	£ (533,223,000)	£ (484,403,000)